SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock Reflected in the Condensed Consolidated Balance Sheet (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock subject to possible redemption reflected on the condensed consolidated balance sheet
Gross proceeds			$ 115,000,000
Less:
Proceeds Allocated to Public Warrants			(12,483,555)
Common stock issuance costs			(6,923,767)
Plus:
Redemptions		$ (110,472,254)
Common stock subject to possible redemption	$ 7,894,214	7,395,349	116,725,000
Common stock subject to possible redemption
Common stock subject to possible redemption reflected on the condensed consolidated balance sheet
Gross proceeds			115,000,000
Less:
Proceeds Allocated to Public Warrants			(12,483,555)
Common stock issuance costs			(6,923,767)
Plus:
Accretion of carrying value to redemption value	498,865	1,142,603	21,132,322
Redemptions		(110,472,254)
Common stock subject to possible redemption	$ 7,894,214	$ 7,395,349	$ 116,725,000